Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Total trade payables	€ 4,752	€ 6,611
Other current liabilities
Social security	94	332
Payroll accruals	1,294	1,798
Onerous contracts - current liabilities	2,113	388
Other current grant liabilities	889	1,096
Other current liabilities	710	2,338
Total other current liabilities	5,100	5,952
Total Trade payables and other current liabilities	€ 9,852	€ 12,563